Oil and Gas Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Oil and Gas Properties

3. Oil and Gas Properties

Brigham Minerals uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition costs incurred for the purpose of acquiring mineral and royalty interests, including certain internal costs, are capitalized into a full cost pool. Costs associated with general corporate activities are expensed in the period incurred. Oil and gas properties as of the dates shown consisted of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Oil and gas properties, at cost, using the full cost method of accounting:
Unevaluated property	$276,888	$228,151
Evaluated property	423,884	289,851

Total oil and gas properties, at cost	700,772	518,002
Less accumulated depreciation, depletion, and amortization	(49,488)	(27,628)

Total oil and gas properties, net	$651,284	$490,374

Capitalized costs are depleted on a unit of production basis based on proved oil and natural gas reserves. Depletion expense was $8.3 million and $3.7 million for the three months ended September 30, 2019 and 2018, respectively, and $19.9 million and $9.1 million for the nine months ended September 30, 2019 and 2018, respectively. Average depletion of proved properties was $11.49 per Boe and $10.17 per Boe for the three months ended September 30, 2019 and 2018, respectively, and $10.91 per Boe and $9.18 per Boe for the nine months ended September 30, 2019 and 2018, respectively.

The costs associated with unevaluated properties primarily consist of acquisition costs and capitalized general and administrative costs. Brigham Minerals capitalizes certain overhead expenses and other internal costs attributable to the acquisition of mineral and royalty interests as part of its investment in oil and gas properties over the periods benefitted by these activities. Capitalized costs do not include any costs related to general corporate overhead or similar activities. Capitalized costs were $2.3 million and $0.6 million for the three months ended September 30, 2019 and 2018, respectively, and $5.0 million and $2.0 million for the nine months ended September 30, 2019 and 2018, respectively.

3. Oil and Gas Properties

Brigham Minerals uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition costs incurred for the purpose of acquiring mineral and royalty interests, including certain internal costs, are capitalized into a full cost pool. Costs associated with general corporate activities are expensed in the period incurred. Oil and gas properties consisted of the following:

	Years Ended December 31,
	2018	2017
	(in thousands, except per unit of production data)
Oil and gas properties, at cost, using the full cost method of accounting:
Not subject to depletion	$228,151	$168,691
Subject to depletion	289,851	152,354

Total oil and gas properties, at cost	518,002	321,045
Less accumulated depreciation, depletion, and amortization	(27,628)	(14,210)

Total oil and gas properties, net	$490,374	$306,835
Full cost pool depletion per barrel of oil equivalent	$9.38	$7.25

Costs not subject to depletion at December 31, 2018 are as follows, by the year in which such costs were incurred (in thousands) :

	Total	2018	2017	Prior
Property Acquisition costs	$228,151	$76,793	$68,939	$82,419

Capitalized costs are depleted on a unit of production basis based on proved oil and natural gas reserves. Depletion expense was $13.3 million and $6.2 million for the years ended December 31, 2018 and 2017, respectively.

Brigham Minerals capitalizes certain overhead expenses and other internal costs attributable to the acquisition of mineral and royalty interests as part of its investment in oil and gas properties over the periods benefitted by these activities. Capitalized costs do not include any costs related to production and general corporate overhead or similar activities. Capitalized costs were $2.7 million and $2.1 million, for the years ended December 31, 2018 and 2017, respectively.